Description of Plans - Additional Information (Details)			12 Months Ended
	Apr. 01, 2025 USD ($)	Mar. 01, 2025	Dec. 31, 2025 USD ($) $ / h	Dec. 31, 2024
EBP 004 & 003
EBP, Description of Plan [Line Items]
Employee contribution to plans percentage of eligible compensation as pre-tax or Roth after-tax maximum limit			10.00%
Employee contribution to non-Roth after tax aggregate maximum percentage			25.00%
Eligible employee in hourly plan defer pre-tax saving maximum percentage of amount earned			50.00%
Pay for performance plan in incremental percentage			10.00%
Percentage of participants direct contribution in multiples into various investment options offered by plans			1.00%
Employee benefit plan automatic payroll deductions rate		3.00%	6.00%
Employee benefit plan percentage of increase by participant contribution to eligible compensation			1.00%
Employee benefit plan participant contribution target rate		6.00%	10.00%
Employee benefit plan employer retirement income contribution rate			3.00%
Minimum borrowing, amount			$ 1,000
Maximum allowable loan, percentage			50.00%
Maximum borrowing, amount			$ 50,000
Employee benefit plan note receivable from participant prime rate			1.00%
Employee benefit plan loan processing fee deducted from loan amount			$ 100
Employee benefit plan participants account balance receive lump-sum distribution	$ 5,000		7,000
Employee benefit plan participant contribution partial payout			$ 250
EBP 004 & 003 | Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan participant loan, interest rate			4.25%	4.25%
EBP 004 & 003 | Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan participant loan, interest rate			9.50%	10.50%
Hourly Plan
EBP, Description of Plan [Line Items]
Eligible employees in hourly plan to receive retiree medical savings contribution of per hour worked | $ / h			0.6
Eligible employees in hourly plan to receive cost-of-living contribution of per hours worked | $ / h			0.8
Hourly Plan | Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan participant loan, interest rate			4.25%
Hourly Plan | Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, matching employer contribution percentage			6.00%
Employee benefit plan participant loan, interest rate			9.50%
Salaried Plan | Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan participant loan, interest rate			4.25%
Salaried Plan | Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, matching employer contribution percentage			6.00%
Employee benefit plan participant loan, interest rate			9.50%